Income Tax (Details) - Schedule of income tax provision consists - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal
Current
Deferred	(199,427)	(3,824)
State
Current
Deferred
Change in valuation allowance	199,427	3,824
Income tax provision